General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and administrative expenses
Schedule of general and administrative expenses

	2024	2023	2022
Employee benefits expenses	(15,393)	(16,763)	(16,815)
Professional fees	(9,624)	(6,171)	(5,777)
Loss on sale of subsidiaries	—	—	(4,969)
Insurance liability expense	(954)	(1,473)	(1,522)
Impairment of Intangible assets	—	—	(547)
Other operating expenses	(4,275)	(5,211)	(6,489)
Depreciation and amortization	(1,290)	(1,827)	(3,064)
	(31,536)	(31,445)	(39,183)